Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables And Accruals [Abstract]
Schedule of Accrued Expenses

Accrued expenses and other current liabilities consist of the following (in thousands):

	March 31,	December 31,
	2022	2021
Accrued payroll and related benefits	$1,835	$1,384
Accrued professional fees and outside contractors (including due to related party of $156 and $60, respectively)	2,494	4,359
Accrued property, plant and equipment additions	1,557	1,257
Accrued inventory and manufacturing expense	268	128
Unpaid portion of acquisition of intangible asset and investment in related party (see Note 11)	2,778	5,604
Income taxes payable	96	145
Deferred legal fees	738	738
Accrued interest	358	45
Total accrued expenses	$10,124	$13,660

	At December 31,
	2021	2020
Accrued payroll and related benefits	$1,384	$3,009
Accrued professional fees and outside contractors (including due to related party of $60 and $109, respectively)	4,359	3,494
Accrued property, plant and equipment additions	1,257	768
Accrued inventory and manufacturing expense	128	—
Unpaid portion of acquisition of intangible asset and investment in related party (see Note 11)	5,604	—
Income taxes payable	145	—
Deferred IPO Fees	738	—
Accrued interest	45	49
Total accrued expenses	$13,660	$7,320